Consolidated Statements of Shareholders' Deficit (USD $)	Total	Common Stock	Paid-in Capital	Accumulated Deficit	Noncontrolling Interest
Beginning Balances at Dec. 31, 2011	$ (13,881,011)	$ 1,145	$ 5,299,768	$ (17,198,596)	$ (1,983,328)
Beginning Balances, Shares at Dec. 31, 2011		11,450,000
Net income (loss)	3,728,893			3,728,893
Net income (loss) attributable to noncontrolling interests	46,867				46,867
Preferred noncontrolling interests dividends	(1,274,985)			(1,274,985)
Distributions to noncontrolling interests	(126,009)				(126,009)
Contributions from noncontrolling interests	12,500				12,500
Distributions to member	(1,847,442)		(1,847,442)
Ending Balances at Dec. 31, 2012	(13,341,187)	1,145	3,452,326	(14,744,688)	(2,049,970)
Beginning Balances, Shares at Dec. 31, 2012		11,450,000
Net income (loss)	(19,404,524)			(19,404,524)
Net income (loss) attributable to noncontrolling interests	4,345,417				4,345,417
Reverse acquisition	13,938,874	480	13,938,394
Issuance of shares in reverse acquisition		4,802,328
Issuance of common stock and warrants	1,371,000	9	1,370,991
Issuance of common stock and warrants, Shares		87,000
Stock-based compensation	129,721	2	129,719
Stock-based compensation, Shares		22,594
Issuance of stock for payment of liabilities	108,537	2	108,535
Issuance of stock for payment of liabilities, Shares		24,700
Cancellation of outstanding shares	0	0	0	0	0
Cancellation of outstanding shares, Shares		(3,133)
Preferred noncontrolling interests dividends	(1,022,103)			(1,022,103)
Distributions to noncontrolling interests	(660,555)				(660,555)
Distributions to member	(743,464)		(743,464)
Ending Balances at Dec. 31, 2013	$ (15,278,284)	$ 1,638	$ 18,256,501	$ (35,171,315)	$ 1,634,892
Ending Balances, Shares at Dec. 31, 2013		16,383,489